NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2021
NON-CONTROLLING INTERESTS
Schedule of Calculation of non-controlling interests

	December 31, 2021		December 31, 2020
Number of LLC common units held by Wheels Up(1)	245,834,569	99.2%	169,717,147	91.1%
Number of vested profits interests attributable to non-controlling interests(2)	2,045,995	0.8%	16,492,865	8.9%
Total LLC common units and vested profits interests outstanding	247,880,564	100.0%	186,210,012	100.0%
(1)	LLC common units represent an equivalent ownership of Class A common stock outstanding.
(2)	Based on the closing price of Class A common stock on the last trading day of the period, there would be 4,069,136 LLC common units issuable upon conversion of vested and unvested profits interests outstanding as of December 31, 2021.